CONCENTRATION OF RISK (Tables) (Customer concentration risk)	12 Months Ended
Dec. 31, 2012
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	62,923	98,684	82,663	13,268

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Customer A	37,153	46,324	7,436